MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [text block]
$000	Dec 31, 2017	Dec 31, 2016
Mine properties, mine development costs and mine plant facilities and equipment cost
At the beginning of year	2,462,421	2,272,985
Additions	199,324	189,436
	2,661,745	2,462,421
Accumulated depreciation and amortization
At beginning of year	901,561	726,218
Charge for the year	182,900	175,343
	1,084,461	901,561
Net book value	1,577,284	1,560,860

Kibali Jersey Limited [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Cost
At the beginning and end of the year	745,092	745,092	745,092
Amortization
At the beginning of the year	(168,556)	(110,698)	(51,120)
Charge for the year	(57,419)	(57,858)	(59,578)
At the end of the year	(225,975)	(168,556)	(110,698)

Net book value	519,117	576,536	634,394